Investment Strategy	Apr. 30, 2026
U.S. Global Jets ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is composed of the exchange-listed common stock (or depositary receipts) of U.S. and international passenger airlines, aircraft manufacturers, airports, terminal services companies, and airline-related internet media and services companies (e.g., websites for purchasing airline tickets), each as determined by independent industry listings (collectively, “Airline Companies”). The Index may include small-, mid-, and large-capitalization companies.
U.S. Global Jets Index
The Index tracks the performance of Airline Companies across the globe with an emphasis on domestic passenger airlines. The universe of Airline Companies is screened for investibility (e.g., must be listed on a securities exchange), a minimum market capitalization of $100 million, and liquidity (minimum average daily value traded). U.S. Global Investors, Inc., the Fund’s investment adviser (the “Adviser”), generally expects the Index to include 50 Airline Companies. The Index is rebalanced and reconstituted quarterly in March, June, September, and December.
At the time of each reconstitution of the Index, each of the four largest U.S. passenger airline companies, as measured primarily by their market capitalization and average dollar value traded and, to a lesser extent, their passenger load factor, receives a 10 percent weighting allocation of the Index. Each of the next eight largest U.S. or Canadian passenger airline companies receives a 3 percent weighting allocation of the Index.
The remaining Airline Companies meeting the Index criteria are then scored based on multiple fundamental factors. Their score is primarily driven by their cash flow return on invested capital (CFROIC) and average dollar value traded with additional inputs based on sales per share growth, gross margins, and sales yield. Each of the eight U.S. or Canadian companies with the highest composite scores receives a 2 percent weighting allocation of the Index, each of the 10 non-U.S. companies with the next highest composite scores receives a 1 percent weighting allocation of the Index, and each of the 20 non-U.S. companies with the next highest composite scores receives a 0.5 percent weighting allocation of the Index.
The Index was developed by U.S. Global Indices, LLC (the “Index Provider”), a wholly-owned subsidiary of the Adviser, in 2015 in anticipation of the commencement of operations of the Fund and is constructed using an objective, rules-based methodology.
The Index calculation agent is Indxx, LLC, which is not affiliated with the Fund, the Adviser, the Index Provider, or the Fund’s distributor. The Index calculation agent provides information to the Fund about the constituents of the Index and does not provide investment advice with respect to the desirability of investing in, purchasing or selling securities.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80 percent of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts).
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25 percent of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of passenger airline companies.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25 percent of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of passenger airline companies.
U.S. Global GO GOLD and Precious Metal Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in exchange-listed common stock (or American Depositary Receipts (“ADRs”)) of U.S. and international (including emerging markets) companies that earn at least 50 percent of their aggregate revenue from precious metals (“Precious Metal Companies”). Precious metals consist of gold, silver, platinum, and palladium. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in Precious Metals Companies and at least 20% of its net assets (plus borrowings for investment purposes) in Precious Metals Companies that primarily derive their revenue from gold (“Gold Companies”). For purposes of the Fund’s 80% policy, the specific precious metals from which Precious Metals Companies derive their revenue may change over time. U.S. Global Investors, Inc., the Fund’s investment adviser (the “Adviser”), generally expects the Fund to be predominantly invested in Gold Companies.
The Adviser selects the Fund’s holdings from an initial universe of investments that consists of common stocks or ADRs of Precious Metals Companies across the globe that earn at least 50 percent of their aggregate revenue from precious metals through active (i.e., mining or production) or passive (i.e., owning royalties or production streams) means. The universe of Precious Metals Companies is screened by the Adviser for investibility (i.e., must be listed on a securities exchange) and liquidity (i.e., minimum average daily value traded). Precious Metals Companies that rely primarily on debt to finance their business are not included in the Fund by the Adviser. To qualify for inclusion in the Fund’s portfolio, Precious Metals Companies must have their common stock or a sponsored ADR listed on one of the following exchanges: Toronto Stock Exchange, TSX Venture, New York Stock Exchange (main market only), Nasdaq, London Stock Exchange (main market only), Hong Kong Stock Exchange, Johannesburg Stock Exchange, or Australian Securities Exchange. At the time of each portfolio rebalance conducted by the Adviser, the Fund invests at least 30% of its assets in Precious Metals Companies whose stock is listed on an exchange in the United States or Canada and that earn a majority of their revenue from gold and silver, and the top three such companies will each receive a 10% holdings allocation. In selecting Precious Metal Companies for inclusion in the Fund’s portfolio and in allocating Fund assets among such Precious Metal Companies, the Adviser considers, on at least a quarterly basis, fundamental factors such as free cash flow and momentum. The Adviser may re-allocate (buy or sell) Fund investments on a more frequent basis in response to market shifts and/or to adapt to changes in revenue momentum, relative value, macroeconomic sensitivity, and global trade policy. The Adviser intends to rebalance the Fund's portfolio on at least a quarterly basis, however, may do so more frequently in the Adviser’s discretion.
As of March 31, 2026, the Fund has significant exposure to investments in Canada and the United States.
In addition, the Fund expects to have significant investment exposure (i.e., more than 25% of the Fund’s total assets) to securities issued by companies in the metals and mining industry. The extent of the Fund’s exposure to the metals and mining industry may vary over time.
The Fund may include small-, mid-, and large-capitalization companies.

Strategy Portfolio Concentration [Text]	In addition, the Fund expects to have significant investment exposure (i.e., more than 25% of the Fund’s total assets) to securities issued by companies in the metals and mining industry. The extent of the Fund’s exposure to the metals and mining industry may vary over time.
U.S. Global Sea to Sky Cargo ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is composed of the exchange-listed common stock (or depositary receipts) of marine shipping, air freight and courier, and port and harbor operating companies of any size across the globe in developed or emerging markets.
U.S. Global Sea to Sky Cargo Index
The Index tracks the performance of marine shipping, air freight and courier, and port and harbor operating companies (collectively, “Cargo Companies”).
At the time of each quarterly reconstitution and rebalance of the Index, 70% of the Index’s weight is allocated to marine shipping and port/harbor companies and 30% of the Index’s weight is allocated to air freight/courier companies. The universe of Cargo Companies is screened for investibility (e.g., must be listed on a securities exchange), a minimum market capitalization of $100 million, and a minimum three-month average dollar value traded of $5 million. As of March 31, 2026, the Index consisted of 29 Cargo Companies. The Index is reconstituted and rebalanced quarterly at the close of trading on the second Friday in each March, June, September, and December based on data as of a prior date (the “Selection Date”).
As of each Selection Date, each Cargo Company is ranked based on four factors (each assigned a factor weighting): cash flow return on invested capital (“CFROIC”) (33%), market capitalization (33%), earnings-to-price ratio (33%), and cash-flow-to-price ratio (1%). A composite score is assigned to each Cargo Company based on such rankings.
At the time of each reconstitution and rebalance of the Index, the top six marine shipping and port/harbor companies with the highest composite scores and a minimum market capitalization of US$400 million each receive a five percent weighting allocation of the Index; the next top seven marine shipping and port/harbor companies with the highest composite scores and a minimum market capitalization of US$300 million each receive a four percent weighting allocation of the Index; the next top six marine shipping and port/harbor companies with the highest composite scores and a minimum market capitalization of US$100 million each receive a two percent weighting allocation of the Index; and the top ten air freight/courier companies with the highest composite scores and a minimum market capitalization of US$200 million each receive a three percent weighting allocation of the Index.
As of March 31, 2026, the Index had significant exposure to companies in the United States, China/Hong Kong and Europe. The Index’s geographic exposure may change significantly with each reconstitution or based on market movements in between reconstitutions.
The Index was developed by U.S. Global Indices, LLC (the “Index Provider”), a wholly-owned subsidiary of the Adviser, in 2021 in anticipation of the commencement of operations of the Fund and is constructed using an objective, rules-based methodology.
The Index calculation agent is Indxx, LLC, which is not affiliated with the Fund, the Adviser, the Index Provider, or the Fund’s distributor. The Index calculation agent provides information to the Fund about the constituents of the Index and does not provide investment advice with respect to the desirability of investing in, purchasing or selling securities.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in Cargo Companies. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25 percent of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of Cargo Companies.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25 percent of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of Cargo Companies.
U.S. Global Technology and Aerospace & Defense ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an actively managed ETF that seeks to achieve its investment objective by investing in equity securities of companies that U.S. Global Investors, Inc. (the “Adviser”), the Fund’s investment adviser, believes may benefit from the development of products and services or technological innovations related to national defense efforts, including aerospace, physical, and cybersecurity defense, in preparation for or in response to domestic, regional, or global conflicts.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in a combination of equity securities of technology companies and aerospace and defense companies. The foregoing policy may be changed upon 60 days’ written notice to shareholders.
The Fund considers an issuer to be a technology company if at least 50% of its gross income or its net sales come from activities in technology-related industries or at least 50% of its total assets are devoted to producing revenues in technology-related industries. The Fund expects to achieve the majority of its exposure to technology companies by investing in issuers in the semiconductor industry.
The Fund considers an issuer to be an aerospace and defense company if it derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets in products, services, or technologies that are tied to the development of, or are otherwise instrumental in providing defense, security, and protection of sovereign states. These companies include firms that develop technologies and solutions that support national defense, cybersecurity, aerospace, boarder security, critical infrastructure, and public safety.
The Adviser selects individual companies to purchase or sell based primarily on internal research and quantitative and fundamental analyses that leverage insights from diverse sources, including internal and external research. The Fund may invest in companies of any market capitalization and may invest in equity securities issued by U.S. or foreign companies, including through American Depositary Receipts (“ADRs”). The foreign companies in which the Fund may invest include emerging markets.
The Fund concentrates its investments (that is, invests more than 25% of its net assets) in securities of companies in each of the aerospace & defense industry and the semiconductor industry. As of March 31, 2026, the Fund had significant exposure to companies in the United States and Europe, though this may change from time to time.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund’s strategy may result in the active and frequent trading of the Fund’s investments, which may result in significant portfolio turnover.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (that is, invests more than 25% of its net assets) in securities of companies in each of the aerospace & defense industry and the semiconductor industry. As of March 31, 2026, the Fund had significant exposure to companies in the United States and Europe, though this may change from time to time.